Pension Plans (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Net periodic benefit cost (income)			$ (2)	$ 1	$ 2	$ 11	$ 35
Net actuarial loss (gain)					203	303	(4)
Amortization of unrecognized actuarial loss, Before tax amount	(14)	(12)	(27)	(24)	(47)	(34)	(40)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(2)	(2)	(3)	(3)	0	(10)	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain	2	2	3	3	6	5	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(13)	(23)	(78)	(13)	193	256	(65)
UK Pension Benefits
Components of net periodic benefit cost
Service cost	9	9	18	17	35	36	37
Interest cost	27	27	54	54	108	106	100
Expected return on plan assets	(47)	(45)	(94)	(90)	(181)	(161)	(141)
Amortization of unrecognized prior service gain (loss)	(2)	(2)	(3)	(3)	(6)	(5)	(5)
Amortization of unrecognized actuarial loss					39	30	37
Net periodic benefit cost (income)	(2)	(1)	(3)	(2)	(5)	6	28
Net actuarial loss (gain)					141	164	(20)
Amortization of unrecognized actuarial loss, Before tax amount					(39)	(30)	(37)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax					0	(10)	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain					6	5	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax					108	129	(52)
Total recognized in net periodic benefit cost and other comprehensive loss (income)					103	135	(24)
US Pension Benefits
Components of net periodic benefit cost
Service cost	0	0	0	0	0	0	0
Interest cost	9	10	19	20	41	41	40
Expected return on plan assets	(12)	(12)	(25)	(23)	(46)	(44)	(42)
Amortization of unrecognized prior service gain (loss)	0	0	0	0	0	0	0
Amortization of unrecognized actuarial loss					8	3	3
Net periodic benefit cost (income)	(1)	0	(2)	1	3	0	1
Net actuarial loss (gain)					37	137	29
Amortization of unrecognized actuarial loss, Before tax amount					(8)	(3)	(3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax					0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Prior service gain					0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax					29	134	26
Total recognized in net periodic benefit cost and other comprehensive loss (income)					$ 32	$ 134	$ 27